Equity Investment in OCHL (Details Textual) - USD ($)			8 Months Ended	12 Months Ended
	May 05, 2017	Apr. 28, 2014	Nov. 24, 2016	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2017	Mar. 31, 2015
Percentage of equity method ownership						3.64%
Number of shares issued	666,667
Equity method investment			$ 5,022,347		$ 4,889,515		$ 4,478,962
Due to affiliate					213,331
Sale of equity investment			$ 2,182,274
Gain (Loss) on Sale of Investments				$ (2,790,073)
Impairment Of Note Receivable Related Party				$ 213,331
JJAT Corp. [Member]
Number of shares issued		19,333,333
Equity method investment		$ 4,200,000
Obar Camden Holdings Limited [Member]
Percentage of equity method ownership		50.00%
Equity method investment aggregate cost		$ 494,750